WARRANTS - Public offering warrants (Details) € in Thousands		1 Months Ended	12 Months Ended
	Nov. 08, 2020 EUR (€) shares	Feb. 22, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2022 $ / shares	Sep. 05, 2022 $ / shares shares
WARRANTS
Exercise price of warrants (in dollars per share) | $ / shares					$ 9.28
Number of shares issued on exercise of warrants | shares					979,048
Cash receipts on exercise of warrants			€ 10,817
Exercise of warrants			€ 10,085
Warrants issued upon public offering
WARRANTS
Number of warrants | shares	1,478,612
Increase in fair value of warrants	€ 1,887
Exercise price of warrants (in dollars per share) | $ / shares				$ 10.00
Exercise of warrants (in shares) | shares		1,554,082	(1,554,082)
Number of shares issued on exercise of warrants | shares		1,554,082
Cash receipts on exercise of warrants		€ 10,085
Exercise of warrants		11,916
Decrease in fair value of warrants		€ 1,831
Expiry of warrants (in shares) | shares		4,704	(4,704)
Expiry of warrants		€ 7